Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Raw materials	¥ 758,032	¥ 603,110
Work-in-progress	121,821	130,055
Finished goods	780,689	1,153,103
Total	1,660,542	1,886,268
Inventory written down expense	6,905	15,073	¥ 119,936
Loss provision on long-term purchase arrangements	¥ 0	0	¥ 0
Maximum import tariffs (as a percent)	57.00%
Hemlock
Loss provision on long-term purchase arrangements	¥ 0	¥ 0